Fair Value Measurements -Schedule of Fair Value and NAV (Details) - EBP 005 - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	$ 15,531,676	$ 13,259,686
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	36,444	43,948
Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	385,076	441,914
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	978,781	779,840
Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	14,131,375	11,993,984
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	1,400,301	1,265,702
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	36,444	43,948
Level 1 | Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	385,076	441,914
Level 1 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	978,781	779,840
Level 1 | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 2 | Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 2 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 2 | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 3 | Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 3 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
Level 3 | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	14,131,375	11,993,984
NAV | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
NAV | Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
NAV | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	0	0
NAV | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments in Master Trust, at fair value	$ 14,131,375	$ 11,993,984